UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23997

Tortoise Capital Series Trust

(Exact name of registrant as specified in charter)

5901 College Boulevard Suite 400

Overland Park, KS 66211
(Address of principal executive offices) (Zip code)

Tom Florence, President

Tortoise Capital Series Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(913) 981-1020

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2025

Date of reporting period: 05/31/2025

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure Total Return Fund
A Class | TORTX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

- United States Natural Gas/Natural Gas Liquids Pipelines (50.8%)
- United States Natural Gas Gathering/Processing (11.2%)
- Canada Crude Oil Pipelines (10.1%)
- United States Refined Product Pipelines (8.4%)
- Canada Natural Gas/Natural Gas Liquids Pipelines (8.3%)
- United States Crude Oil Pipelines (4.9%)
- United States Renewables and Power Infrastructure (1.1%)
- United States Other (0.1%)
- Cash & 'Other Assets in Excess of Liabilities' (5.1%)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930704

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Reorganization Into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise Energy Infrastructure Total Return Fund reorganized from Managed Portfolio Series Trust into Tortoise Capital Series Trust. The reorganization provided the Adviser with the opportunity to create future economies of scale that can benefit shareholders if certain fixed costs are spread across a larger asset base.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930704

Tortoise Energy Infrastructure Total Return Fund
C Class | TORCX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.91%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930605

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Reorganization Into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise Energy Infrastructure Total Return Fund reorganized from Managed Portfolio Series Trust into Tortoise Capital Series Trust. The reorganization provided the Adviser with the opportunity to create future economies of scale that can benefit shareholders if certain fixed costs are spread across a larger asset base.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930605

Tortoise Energy Infrastructure Total Return Fund
Institutional Class | TORIX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.91%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930506

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Reorganization Into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise Energy Infrastructure Total Return Fund reorganized from Managed Portfolio Series Trust into Tortoise Capital Series Trust. The reorganization provided the Adviser with the opportunity to create future economies of scale that can benefit shareholders if certain fixed costs are spread across a larger asset base.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930506

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tortoise Capital Series Trust
Tortoise Energy Infrastructure Total Return Fund
Core Financial Statements
May 31, 2025

Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.7%
Canada Crude Oil Pipelines - 10.1%
Enbridge, Inc.	3,709,945	$172,438,244
Pembina Pipeline Corporation	3,495,835	131,009,432
South Bow Corp.	561,739	14,605,214
		318,052,890
Canada Natural Gas/Natural Gas Liquids Pipelines - 8.3%
Keyera Corp.	2,808,768	85,612,829
TC Energy Corporation	3,480,085	176,231,504
		261,844,333
United States Crude Oil Pipelines - 4.3%
Plains GP Holdings L.P.	7,702,682	135,567,203
United States Natural Gas Gathering/Processing - 8.3%
Antero Midstream Corporation	8,106,268	152,235,713
Hess Midstream LP - Class A	2,463,313	91,142,581
Kinetik Holdings, Inc.	194,949	8,683,028
Kodiak Gas Services, Inc.	249,737	8,818,214
		260,879,536
United States Natural Gas/Natural Gas Liquids Pipelines - 39.6%
Cheniere Energy, Inc.	1,339,383	317,420,377
DT Midstream, Inc.	1,435,476	150,351,756
Excelerate Energy, Inc. - Class A	608,894	17,128,188
Kinder Morgan, Inc.	5,497,001	154,135,908
ONEOK, Inc.	1,911,789	154,549,021
Targa Resources Corp.	1,260,749	199,110,090
The Williams Companies, Inc.	4,053,019	245,248,180
Venture Global, Inc. - Class A	942,965	10,910,105
		1,248,853,625
United States Renewables and Power Infrastructure - 1.1%
Clearway Energy, Inc. - Class C	560,643	17,250,985
Sempra Energy	213,339	16,766,312
		34,017,297
TOTAL COMMON STOCKS (Cost $1,461,606,202)		2,259,214,884
	Units
MASTER LIMITED PARTNERSHIPS - 23.2%
United States Crude Oil Pipelines - 0.6%
Plains All American Pipeline LP	1,221,136	20,197,589
United States Natural Gas Gathering/Processing - 2.9%
Western Midstream Partners LP	2,447,606	91,540,464

	Shares	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 11.2%
Energy Transfer LP	12,652,675	$221,168,759
Enterprise Products Partners LP	4,285,559	132,080,928
		353,249,687
United States Other - 0.1%
Westlake Chemical Partners LP	117,349	2,595,760
United States Refined Product Pipelines - 8.4%
MPLX LP	4,553,071	232,206,621
Sunoco LP	609,557	32,879,505
		265,086,126
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $434,984,960)		732,669,626
SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 4.23%(a)	146,960,546	146,960,546
TOTAL SHORT-TERM INVESTMENTS (Cost $146,960,546)		146,960,546
TOTAL INVESTMENTS - 99.6% (Cost $2,043,551,708)		$3,138,845,056
Other Assets in Excess of Liabilities - 0.4%		13,057,481
TOTAL NET ASSETS - 100.0%		$3,151,902,537

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Tortoise Energy Infrastructure Total Return Fund
Statement of Assets & Liabilities
May 31, 2025 (Unaudited)

Assets:
Investments, at fair value (cost $2,043,551,708)	$3,138,845,056
Dividends & interest receivable	2,785,146
Receivable for capital shares sold	13,768,309
Prepaid expenses and other assets	107,101
Total assets	3,155,505,612
Liabilities:
Payable for capital shares redeemed	830,210
Payable to Adviser	2,250,953
Payable for fund administration & accounting fees	225,892
Payable for compliance fees	2,057
Payable for custody fees	21,249
Payable for audit & tax	28,350
Payable for transfer agent fees & expenses	41,337
Payable to trustees	197
Accrued expenses	35,415
Accrued distribution fees	167,415
Total liabilities	3,603,075
Net Assets	$3,151,902,537
Net Assets Consist of:
Paid-in Capital	$2,713,318,286
Total distributable earnings (accumulated loss)	438,584,251
Net assets	$3,151,902,537
Institutional Class
Net Assets	$2,830,817,536
Shares issued and outstanding(1)	147,640,114
Net asset value, redemption price and minimum offering price per share	$19.17
A Class
Net Assets	$301,146,233
Shares issued and outstanding(1)	15,987,952
Net asset value, redemption price and minimum offering price per share	$18.84
Maximum offering price per share(2)	$19.94
C Class
Net Assets	$19,938,768
Shares issued and outstanding(1)	1,090,582
Net asset value, redemption price and minimum offering price per share	$18.28

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
See accompanying Notes to Financial Statements.

2

Tortoise Energy Infrastructure Total Return Fund
Statement of Operations
For the Six Month Period Ended May 31, 2025 (Unaudited)

Investment Income:
Dividends income	$35,241,502
Less: foreign taxes withheld	(2,256,481)
Interest income	1,727,700
Total investment income	34,712,721
Expenses:
Advisory fees (See Note 5)	13,525,178
Fund administration & accounting fees (See Note 5)	516,304
Transfer agent fees & expenses (See Note 5)	151,537
Custody fees (See Note 5)	77,996
Shareholder communication fees	69,405
Registration fees	42,516
Audit & tax fees	28,144
Trustee fees	13,110
Legal fees	11,632
Other	6,236
Insurance fees	7,534
Compliance fees (See Note 5)	5,845
Distribution fees (See Note 6):
A Class	376,118
C Class	101,086
Total expenses	14,932,641
Net investment income	19,780,080
Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency
Net realized gain on:
Unaffiliated Investments	232,662,554
Foreign currency translations	72,474
Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments and translations of foreign currency	(417,449,874)
Foreign currency translations	—
Net realized and unrealized loss on investments and translations of foreign currency	(184,714,846)
Net Decrease in Net Assets Resulting from Operations	$(164,934,766)

See accompanying Notes to Financial Statements.

3

Tortoise Energy Infrastructure Total Return Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations
Net investment income	$19,780,080	$39,809,668
Net realized gain on unaffiliated investments and foreign currency	232,735,028	287,816,840
Net change in unrealized appreciation (depreciation) of unaffiliated investments and translations of foreign currency	(417,449,874)	782,970,022
Net increase (decrease) in net assets resulting from operations	(164,934,766)	1,110,596,530
Capital Share Transactions
Institutional Class:
Proceeds from shares sold	532,576,707	518,881,617
Proceeds from reinvestment of distributions	55,045,483	93,429,684
Payments for shares redeemed	(441,643,767)	(557,338,038)
Increase (decrease) in net assets from Institutional Class transactions	145,978,423	54,973,263
A Class:
Proceeds from shares sold(1)	27,046,464	26,057,969
Proceeds from reinvestment of distributions	7,542,261	12,990,799
Payments for shares redeemed	(17,456,163)	(17,796,592)
Increase in net assets from A Class transactions	17,132,562	21,252,176
C Class:
Proceeds from shares sold	2,854,663	2,139,985
Proceeds from reinvestment of distributions	347,584	935,454
Payments for shares redeemed(1)	(3,117,819)	(7,567,800)
Decrease in net assets from C Class transactions	84,428	(4,492,361)
Net increase (decrease) in net assets resulting from capital share transactions	163,195,413	71,733,078
Distributions to Shareholders
From distributable earnings
Institutional Class	(22,220,715)	(34,103,643)
A Class	(1,779,104)	(3,514,270)
C Class	—	(290,304)
From tax return of capital
Institutional Class	(58,353,983)	(98,009,179)
A Class	(6,216,608)	(10,099,530)
C Class	(429,968)	(834,294)
Total distributions to shareholders	(89,000,378)	(146,851,220)
Total increase (decrease) in net assets	(90,739,731)	1,035,478,388
Net Assets
Beginning of period	3,242,642,268	2,207,163,880
End of period	$3,151,902,537	$3,242,642,268

See accompanying Notes to Financial Statements.

4

Tortoise Energy Infrastructure Total Return Fund
Statements of Changes in Net Assets(Continued)

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Transactions in Shares:
Institutional Class:
Shares sold	27,155,568	32,152,783
Shares issued to holders in reinvestment of dividends	2,832,230	5,770,439
Shares redeemed	(22,629,274)	(34,474,112)
Increase (decrease) in Institutional Class shares outstanding	7,358,524	3,449,110
A Class:
Shares sold(1)	1,384,137	1,591,281
Shares issued to holders in reinvestment of dividends	394,566	812,897
Shares redeemed	(916,642)	(1,112,620)
Increase (decrease) in A Class shares outstanding	862,061	1,291,558
C Class:
Shares sold	149,707	124,782
Shares issued to holders in reinvestment of dividends	18,630	60,756
Shares redeemed(1)	(166,901)	(492,928)
Decrease in C Class shares outstanding	1,436	(307,390)
Net increase (decrease) in shares outstanding	8,222,021	4,433,278

(1)	Includes exchanges between share classes of the fund.
See accompanying Notes to Financial Statements.

5

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
Institutional Class

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Common Share Data(1)
Net asset value, beginning of year	$20.76	$14.54	$13.97	$11.20	$8.33	$11.61
Investment operations:
Net investment income(2)	0.11	0.26(3)	0.19	0.02	0.06	0.12
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	(1.15)	6.91	0.97	3.31	3.27	(2.96)
Total from investment operations	(1.04)	7.17	1.16	3.33	3.33	(2.84)
Less distributions from:
Net investment income	(0.15)	(0.25)	(0.37)	(0.10)	(0.16)	(0.14)
Return of capital	(0.40)	(0.70)	(0.22)	(0.46)	(0.30)	(0.30)
Total distributions	(0.55)	(0.95)	(0.59)	(0.56)	(0.46)	(0.44)
Net asset value, end of period	$19.17	$20.76	$14.54	$13.97	$11.20	$8.33
Total return(3)	(5.02)%	51.36%	8.73%	31.52%	40.51%	(24.70)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$2,830,818	$2,912,689	$1,989,434	$2,231,400	$1,680,834	$1,493,621
Ratio of expenses to average net assets(4)	0.91%	0.92%	0.93%	0.93%	0.94%	0.94%
Ratio of expenses excluding interest expense to average net assets(4)	0.91%	0.92%	0.93%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets(4)	1.27%	1.62%	1.78%	1.10%	0.92%	1.64%
Portfolio turnover rate(3)	10%	22%	7%	20%	32%	39%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital.  See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

6

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
A Class

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Common Share Data(1)
Net asset value, beginning of year	$20.39	$14.33	$13.80	$11.07	$8.25	$11.50
Investment operations:
Net investment income (loss)(2)	0.09	0.54(4)	0.21	(0.03)	0.08	0.16
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	(1.13)	6.47	0.90	3.30	3.19	(3.01)
Total from investment operations	(1.04)	7.01	1.11	3.27	3.27	(2.85)
Less distributions from:
Net investment income	(0.12)	(0.25)	(0.37)	(0.10)	(0.16)	(0.11)
Return of capital	(0.40)	(0.70)	(0.21)	(0.44)	(0.29)	(0.29)
Total distributions	(0.52)	(0.95)	(0.58)	(0.54)	(0.45)	(0.40)
Net asset value, end of period	$18.84	$20.39	$14.33	$13.80	$11.07	$8.25
Total return(3)(4)	(5.11)%	50.96%	8.48%	31.26%	40.12%	(24.94)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$301,146	$308,435	$198,181	$191,407	$168,259	$132,882
Ratio of expenses to average net assets(5)	1.16%	1.17%	1.18%	1.18%	1.19%	1.19%
Ratio of expenses excluding interest expense to average net assets(5)	1.16%	1.17%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income to average net assets(5)	1.02%	1.37%	1.53%	0.85%	0.67%	1.40%
Portfolio turnover rate(4)	10%	22%	7%	20%	32%	39%

(1)	For an A Class Share outstanding for the entire period. Prior to March 30, 2019, A Class Shares were known as Investor Class Shares.
(2)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital.  See Note 2 to the financial statements for further disclosure.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

7

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
C Class

	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Per Common Share Data(1)
Net asset value, beginning of year	$19.76	$14.00	$13.57	$10.92	$8.18	$11.39
Investment operations:
Net investment income (loss)(2)	0.03	0.09(5)	0.01	(0.15)	(0.07)	0.05
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	(1.11)	6.61	0.98	3.28	3.23	(2.94)
Total from investment operations	(1.08)	6.70	0.99	3.13	3.16	(2.89)
Less distributions from:
Net investment income	—	(0.24)	(0.35)	(0.08)	(0.16)	(0.11)
Return of capital	(0.40)	(0.70)	(0.21)	(0.40)	(0.26)	(0.21)
Total distributions	(0.40)	(0.94)	(0.56)	(0.48)	(0.42)	(0.32)
Net asset value, end of period	$18.28	$19.76	$14.00	$13.57	$10.92	$8.18
Total return(3)	(5.52)%	49.88%	7.68%	30.22%	39.00%	(25.41)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$19,939	$21,518	$19,548	$22,356	$20,625	$19,530
Ratio of expenses to average net assets(4)	1.91%	1.92%	1.93%	1.93%	1.94%	1.94%
Ratio of expenses excluding interest expense to average net assets(4)	1.91%	1.92%	1.93%	1.93%	1.93%	1.94%
Ratio of net investment income (loss) to average net assets(4)	0.27%	0.62%	0.78%	0.11%	(0.08)%	0.64%
Portfolio turnover rate(3)	10%	22%	7%	20%	32%	39%

(1)	For a C Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital.  See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Per share amounts calculated using average shares method.
See accompanying Notes to Financial Statements.

8

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)
1. Organization
Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 13, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure Total Return Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Fund is to seek total return. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Energy infrastructure companies are companies that process, store, transport and market natural gas, natural gas liquids, refined products and crude oil (i.e., midstream infrastructure) as well as generate, transport and distribute electricity (i.e., power & renewable infrastructure). The Fund intends to focus its investments primarily in equity securities of midstream infrastructure and also may invest in midstream master limited partnerships (“MLPs”) and power and renewable infrastructure. The Fund commenced operations following the reorganization of an identically named series of Managed Portfolio Series into the Fund (defined below the “Predecessor Fund”) as described Note 10 below. The Fund continued the accounting and performance history of the Predecessor Fund, which commended operation on May 31, 2011.
The Fund offers three classes of shares: the Institutional Class, the A Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 5.50%. C Class shares may be subject to a deferred sales charge of up to 1.00%.
2. Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Fund’s non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended May 31, 2025, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended November 30, 2021 through 2024.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis.

9

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.
During the period ended May 31, 2025, the Fund reallocated the amount of return of capital recognized based on the 2024 tax reporting information received. The impact of this adjustment is a decrease to return of capital by approximately $1,035,294.
The Fund will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At May 31, 2025, the Fund did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and includes money market fund accounts.

10

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
New Accounting Pronouncements – In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Fund’s financial statements.
3. Securities Valuation
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tortoise Capital Advisors, L.L.C. (the “Adviser”) as its “Valuation Designee” to perform all of the

11

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common stock	$2,259,214,884	$—	$—	$2,259,214,884
Master limited partnerships	732,669,626	—	—	732,669,626
Short-term investment	146,960,546	—	—	146,960,546
Total investments in securities	$3,138,845,056	$—	$—	$3,138,845,056

Refer to the Fund’s Schedule of Investments for additional industry information.
4. Concentration Risk & General Risk
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% the Fund's average daily net assets.
The Fund’s Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for each Fund do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.035% of the first $500 million of the average daily net assets of the Fund, 0.03% on the next $500 million of the average daily net assets and 0.025% of the daily average net assets in excess of $1 billion, subject to an annual minimum of $60,000. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended May 31, 2025 are disclosed in the Statement of Operations.
Pursuant to a services agreement, the Trust pays PINE Advisors LLC to perform certain services including making an employee available to serve as the Funds’ Chief Compliance Officer and Principal Financial Officer.

12

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
6. Distribution Costs
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended May 31, 2025, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Energy Infrastructure Total Return Fund	$376,118	$101,086

7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Fund for the year ended May 31, 2025, were as follows:

Fund	Purchases	Sales
Energy Infrastructure Total Return Fund	$415,171,279	$362,757,641

8. Federal Tax Information
As of November 30, 2024, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Cost of investments	$1,738,920,995
Gross unrealized appreciation	1,608,245,427
Gross unrealized depreciation	(259,304,753)
Net unrealized appreciation (depreciation)	1,348,940,674
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(656,421,279)
Total accumulated gains	$692,519,395

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2024, the Energy Infrastructure Total Return Fund had short-term capital loss carryforwards of $62,884,774 and long-term capital loss carryforwards of $593,536,505, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Energy Infrastructure Total Return Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2024 tax reporting information from the individual MLPs. As of November 30, 2024, Fund utilized $159,175,763 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are any net ordinary capital losses incurred between January 1 and the end of their fiscal year, November 30, 2024. For the taxable year ended November 30, 2024, The Fund does not plan to defer any late year losses.

13

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
During the period ended May 31, 2025, the Fund paid the following distributions to shareholders:

Ordinary income*	$23,999,819
Long-term capital gains**	—
Return of capital	65,000,559
Total distributions	$89,000,378

During the year ended November 30, 2024, the Fund paid the following distributions to shareholders:

Ordinary income*	$37,908,217
Long-term capital gains**	—
Return of capital	108,943,003
Total distributions	$146,851,220

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. Line of Credit
The Fund has established a line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement are charged an interest rate equal to prime, 7.50% as of May 31, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the period ended May 31, 2025, the Fund did not have any borrowings under the LOC.
10. Reorganization into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise Energy Infrastructure Total Return Fund (the “Predecessor Fund”), a series in the Managed Portfolio Series Trust, was reorganized into Tortoise Capital Series Trust by transferring all of the Predecessor Fund’s assets to the Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes. The Reorganization provided the Adviser with the opportunity to create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Fund was $3,087,197,621, $3,064,233,223 and $1,053,037,110, respectively.
At the date of reorganization, fund shares outstanding for the Predecessor Fund were 15,796,385, 145,129,738 and 1,065,016 for the Class A, Institutional Class and Class C, respectively.
11. Report of the Fund’s Special Shareholder Meeting
A Special Meeting of Shareholders of the Tortoise Energy Infrastructure Total Return Fund (“The Acquired Fund”), a series of Managed Portfolio Series Trust, took place on April 28, 2025, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Fund, whereby the Tortoise Energy Infrastructure Total Return Fund (the “Acquiring Fund”), a series of Tortoise Capital Series Trust, would acquire all the assets and liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).
All Acquired Fund shareholders of record at the close of business on March 13, 2025, were entitled to vote. As of the record date, the Fund had 165,611,095 shares outstanding.

14

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
Of the 88,423,408 shares of the Fund present in person or by proxy at the meeting on April 28, 2025: 88,278,064, or 99.8% voted in favor of the Reorganization (representing 53.3% of total outstanding shares), 23,138, or 0.0%, voted against the Reorganization, and 122,206, or 0.1% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.
12. Change in Independent Registered Public Accounting Firm
As a result of the reorganization of the Predecessor Fund into the Fund, a series of Tortoise Capital Series Trust (“TCST”), on May 9, 2025, a change of auditors was deemed to occur. The Board of Trustees of the TCST (the “TCST Board”), upon the recommendation of the Trust’s Audit Committee, selected and formally engaged Tait, Weller & Baker, LLP. (“Tait”) as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2025.
On February 21, 2024, the Audit Committee of the Managed Portfolio Trust appointed and formally engaged Ernst & Young, LLP (“E&Y”) as the Predecessor Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2024. E&Y’s report on the Fund’s financial statements for the fiscal year ending November 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, nor was such report qualified or modified as to uncertainty, audit scope or accounting principles.
During the year ended November 30, 2024, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the year ended November 30, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
During the year ended November 30, 2024, neither the Fund nor anyone on its behalf has consulted with E&Y regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Fund’s financial statements, and neither a written report was provided to the Fund nor oral advice was provided that E&Y concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).
13. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

15

Tortoise Energy Infrastructure Total Return Fund
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on January 22, 2025 (the “Meeting”) to consider the approval of the Investment Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and the Trust, on behalf of Tortoise Energy Infrastructure Total Return Fund (“the Fund”), a separate series of the Trust. In addition, on January 21, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Advisory Agreement. In advance of the Meeting, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Investment Advisory Agreement.
In connection with its consideration of the approval of the Investment Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including but not limited to a description of the nature, extent and quality of services to be provided to the Fund by the Adviser; strategic initiatives with respect to the Adviser and the Tortoise fund family, including product initiatives advanced in 2024 and expected in 2025; a review of the background, experience and tenure of key members of the investment team and senior management team of the Adviser; select financial information of the Adviser; information regarding the expected expenses of the Fund, information comparing the performance of the Fund to that of select peer funds selected by the Adviser, management fees and expense ratios (including comparative fee and expense information measured against peer funds), and other pertinent information.  Based on its evaluation of this information and discussions held at the Meeting and at the prior executive session of the Independent Trustees, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the Investment Advisory Agreement for the Trust on behalf of the Fund, the Board did not identify any single factor as determinative

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Tortoise Energy Infrastructure Total Return Fund
Additional Information (Unaudited)(Continued)
but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Investment Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund, noting that the Fund will be operated as a mutual fund with multiple share classes.  The Board considered that the Fund will commence operations following the reorganization of a similar fund that is a series of Multiple Portfolio Series, an unaffiliated series trust platform (the “Predecessor Fund”), and that the Adviser has served as the investment adviser to the Predecessor Fund since inception.
The Board discussed the experience and resources of the Adviser, as well as the depth and qualifications of the investment personnel and management personnel of the Adviser, including the Fund’s portfolio managers.  The Board considered recent strategic changes to the Adviser’s organization, including the sale of certain non-strategic businesses, as well as proposed and future product initiatives with respect to the Trust. The Board noted that these changes were intended to help the Adviser focus on its historical strengths. The Board considered that the Fund was a shell fund that would continue the operations of the Predecessor Fund. The Board considered investment related services to be provided by the Adviser including evaluating and recommending changes to investment strategies and benchmarks, performance monitoring and reporting, oversight of investment risk, and monitoring of best execution. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people, and capital with respect to the services to be provided to the Fund as well as future product initiatives that may benefit the Fund and the Trust.
The Board also considered that the Adviser will provide the Fund with non-advisory services such as those related to regulatory, compliance and administrative functions; board support and reporting; establishing and monitoring relationships with other service providers (including the transfer agent, custodian, and distributor); and overseeing various operations, including without limitation, fund distributions, valuation matters, tax matters, securities lending and borrowing. The Board considered the significant risks borne by the Adviser in connection with its services, including the entrepreneurial risks in sponsoring and supporting new funds and ongoing risks with managing such funds including investment, operational, reputational, compliance and litigation risks.
The Board concluded, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent, and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement.
Investment Performance
Because the Fund had not yet commenced operations, the Board considered the performance of the Predecessor Fund for the 1-year, 3-year, 5-year, 10-year and since inception periods. The Board received information on an absolute basis and relative to the Fund’s benchmark index. The Board noted proposed differences between the investment strategy of the Fund and the Predecessor Fund. The Board also considered performance of the Predecessor Fund relative to a peer group of funds compiled by the Adviser. In considering the various performance information, the Board considered information provided by the Adviser with respect to the construction of the peer group and the limited size of the peer group, noting the relatively unique investment strategy to be followed by the Fund.
Fee Information, Cost of Services Provided and Profitability
The Board examined the fee schedule proposed for the Fund, including a comparison of the proposed fee and expense information of the Fund to a peer group of comparable funds compiled by the Adviser.  The Board considered information discussed at the Meeting regarding the limited availability of peer group data and the methodology used by the Adviser to compile the comparative peer group information. The Board considered information about the financial condition of the Adviser, including audited financial statements, and determined that the Adviser’s financial condition was sound, and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business.

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Tortoise Energy Infrastructure Total Return Fund
Additional Information (Unaudited)(Continued)
Economies of Scale and Fee Levels Reflecting Those Economies
Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets. The Board considered that the Fund would commence operations following the reorganization of the Predecessor Fund.
The Board considered that the Adviser reinvests a portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale will be shared with the Fund in this manner.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Board noted that the Adviser has no arrangements or understandings with broker-dealers to receive research in return for commissions, but that, among other things, the Adviser may be able to obtain additional separate account or other business because of its publicly disclosed advisory relationship with the Fund.  The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interests of the Fund.

18

Contacts
Board of Trustees
Carrie Ramirez Schoffman
Keith A. Fletcher
Andrew J. Iseman
John C. Maxwell
Tom Florence
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public
Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place 50 S. 16th St.
Philadelphia, PA 19102
Transfer Agent, Fund Accountant And
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Trust’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Capital Series Trust

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/11/2025

By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer

Date	8/11/2025

* Print the name and title of each signing officer under his or her signature.